Trade, other receivables and other assets	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade, other receivables and other assets
TRADE, OTHER RECEIVABLES AND OTHER ASSETS

	US Dollars
Figures in millions	2017	2016	2015
Non-current
Prepayments	17	9	9
Recoverable tax, rebates, levies and duties	50	25	4
	67	34	13

Current
Trade and loan receivables	27	35	34
Prepayments	62	85	37
Recoverable tax, rebates, levies and duties	127	124	117
Other receivables	6	11	8
	222	255	196

Total trade, other receivables and other assets	289	289	209

Current trade and loan receivables are generally on terms less than 90 days.

At 31 December 2017 trade receivables of $2m have been pledged as security.

There is a concentration of risk in respect of amounts due from Revenue Authorities for recoverable tax, rebates, levies and duties from subsidiaries in the Continental Africa segment. These values are summarised as follows:

Recoverable value added tax	106	61	66
Recoverable fuel duties	38	39	28
Appeal deposits	10	8	1